Lease Arrangements - Other lease information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 TWD ($)
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 5,007.1
Expenses relating to low-value asset leases	0.5
Expenses relating to variable lease payments not included in the measurement of lease liabilities	195.1
Total cash outflow for leases	$ 7,724.4